Combined Earnings Per Share - Summary of Computation of Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Basic earnings per share		€ 2.13	€ 2.15	€ 3.49
Diluted earnings per share		2.12	2.14	3.48
Underlying earnings per share		€ 2.48	€ 2.55	€ 2.35
Less treasury shares held by employee share trusts and companies	[1]	(8.9)	(157.0)	(295.4)
Average number of shares - used for basic earnings per share	[1]	2,620.3	2,616.5	2,683.3
Add dilutive effect of share-based compensation plans	[1]	9.5	10.2	11.5
Diluted average number of shares - used for diluted and underlying earnings per share	[1]	2,629.8	2,626.7	2,694.8
Net profit		€ 6,073	€ 6,026	€ 9,788
Non-controlling interests		(492)	(401)	(419)
Net profit attributable to shareholders' equity - used for basic and diluted earnings per share		5,581	5,625	9,369
Post tax impact of non-underlying items		951	1,063	(3,024)
Underlying profit attributable to shareholders' equity - used for underlying earnings per share		€ 6,532	€ 6,688	€ 6,345
Unilever N.V. [member]
Earnings per share [line items]
Average number of shares - used for basic earnings per share	[1]	1,278.1	1,598.0	1,714.7
Unilever PLC [member]
Earnings per share [line items]
Average number of shares - used for basic earnings per share	[1]	1,351.1	1,175.5	1,264.0

[1]	In the calculation of the weighted average number of share units, NV shares are included only for the period they were issued (until 29 November 2020). Following Unification, all NV shares were cancelled and the shareholders of NV were issued PLC ordinary shares on a 1:1 ratio. Accordingly, there is no significant impact on the average number of share units as a result of Unification.